Property, Plant and Equipment - Net - Additional Information (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CNY (¥)
Property Plant And Equipment [Line Items]
Depreciation, Total	$ 140,467	$ 153,819	$ 84,446
Loss on disposal of equipment	395	5,213	$ 977
Carrying value	979,617	993,781
Impairment	78,325	$ 0
Machinery Equipment and Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Fair value	24,188
Carrying value	102,295
Impairment	78,325
Sinovac Dalian Vaccine Technology Company Ltd | China Everbright Bank [Member] | China Everbright Bank Term Loan [Member] | Buildings And Machinery And Equipment [Member]
Property Plant And Equipment [Line Items]
Debt Instrument, Collateral Amount	$ 32,677			¥ 232.0